Expense Example, No Redemption (Vanguard Energy Fund Retail)	Vanguard Energy Fund Vanguard Energy Fund - Investor Shares 2/1/2014 - 1/31/2015 USD ($)	Vanguard Energy Fund Vanguard Energy Fund - Admiral Shares 2/1/2014 - 1/31/2015 USD ($)
Expense Example, No Redemption:
1 YEAR	38	32
3 YEAR	119	100
5 YEAR	208	174
10 YEAR	468	393